Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 163	$ 546,210	$ 25,000
Prepaid expenses	20,498	9,082
Short-term prepaid insurance	68,033	156,000
Total Current Assets	88,694	711,292	25,000
Deferred offering costs			54,510
Long-term prepaid insurance		29,033
Marketable securities held in Trust Account	37,746,019	117,254,670
TOTAL ASSETS	37,834,713	117,994,995	79,510
Current Liabilities
Accounts payable and accrued expenses	2,402,253	153,405
Accrued offering costs	205,000	301,797	55,000
Excise tax payable	824,985
Income taxes payable	572,510	206,393
Total Current Liabilities	4,004,748	681,295	55,000
Deferred underwriting fee payable	4,025,000	4,025,000
TOTAL LIABILITIES	8,381,236	4,706,295	55,000
Commitments and Contingencies
Common stock subject to possible redemption	36,784,791	116,826,168
STOCKHOLDERS’ (DEFICIT) EQUITY
Preferred Stock value
Common Stock value	313	313	288
Additional paid-in capital			24,712
Accumulated deficit	(7,331,627)	(3,537,781)	(490)
TOTAL STOCKHOLDERS’ DEFICIT	(7,331,314)	(3,537,468)	24,510
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	37,834,713	117,994,995	79,510
Related Party
Current Liabilities
Promissory note – related party		19,700
Convertible promissory note - related party	$ 351,488